Other disclosures - Foreign currency balances (Details) - MXN ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Foreign currency balances
Assets.	$ 1,813,421	$ 1,678,213	$ 1,837,914
Liabilities	1,649,967	1,514,625	$ 1,684,080
Marketable debt securities | Foreign currency
Foreign currency balances
Liabilities	35,724	56,995
Subordinated liabilities | Foreign currency
Foreign currency balances
Liabilities	39,389	51,654
Financial derivatives liabilities | Foreign currency
Foreign currency balances
Liabilities	52,890	73,858
Deposits - Credit institutions | Foreign currency
Foreign currency balances
Liabilities	30,933	33,467
Deposits - Customers | Foreign currency
Foreign currency balances
Liabilities	94,975	92,987
Other financial liabilities | Foreign currency
Foreign currency balances
Liabilities	2,543	1,057
Other Liabilities | Foreign currency
Foreign currency balances
Liabilities	5,060	3,184
Cash and balances with the Central Bank | Foreign currency
Foreign currency balances
Assets.	3,307	3,727
Debt instruments | Foreign currency
Foreign currency balances
Assets.	122,692	202,775
Loans and advances - Credit institutions | Foreign currency
Foreign currency balances
Assets.	55,696	28,594
Loans and advances - Customers | Foreign currency
Foreign currency balances
Assets.	81,477	78,504
Other assets | Foreign currency
Foreign currency balances
Assets.	$ 159	$ 387